Revenue - Summary of Information about Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Contracts receivable, net	$ 223,904	$ 186,249
Revenue earned on contracts in progress in excess of billings	99,399	87,520
Amounts billed in excess of revenue earned on contracts	$ 4,525	$ 4,211